SUBSEQUENT EVENTS (Details Narrative)	Jul. 14, 2022 $ / shares shares
IfrsStatementLineItems [Line Items]
Number of shares related to option	8,100,000
Exercise price for the options | $ / shares	$ 0.623
Number of shares related to warrants	1,980,000
Adjusted exercise price | $ / shares	$ 0.623
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Options exercisable	40,000
Top of range [member]
IfrsStatementLineItems [Line Items]
Options exercisable	200,000
Woo Chun Kei Jackie [Member]
IfrsStatementLineItems [Line Items]
Options exercisable	3,700,000
Li Feiwen [Member]
IfrsStatementLineItems [Line Items]
Options exercisable	3,000,000